Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 88.4%
Brazil 6.3%
Banco Bradesco SA (ADR)	1,191,292	5,110,643
Gerdau SA (ADR) (a)	1,015,748	5,312,362
Itau Unibanco Holding SA (ADR) (Preferred)	967,984	4,568,885
Petroleo Brasileiro SA (ADR)	339,241	4,528,867
Vale SA (ADR)	296,918	4,507,215
(Cost $20,238,003)		24,027,972
Chile 1.2%
Antofagasta PLC (Cost $3,350,340)	252,053	4,546,917
China 27.0%
Alibaba Group Holding Ltd. (ADR)*	123,090	15,483,491
ANTA Sports Products Ltd.	267,000	4,032,942
BYD Co., Ltd. "H"	230,000	6,718,337
China Construction Bank Corp. "H"	9,881,577	7,574,468
Industrial & Commercial Bank of China Ltd. "H"	4,419,095	2,681,918
JD.com, Inc. (ADR)*	86,928	6,509,169
JD.com, Inc. "A"*	21,971	807,149
Li Ning Co., Ltd.	433,500	4,239,120
LONGi Green Energy Technology Co. Ltd. "A"	317,600	3,574,502
Meituan "B" 144A*	169,200	4,954,935
NetEase, Inc. (ADR)	66,409	6,864,034
PetroChina Co., Ltd. "H"	8,988,000	4,499,069
Ping An Insurance Group Co. of China Ltd. "H"	579,500	4,556,745
Sunac China Holdings Ltd.	1,621,000	2,009,825
Tencent Holdings Ltd.	461,400	28,665,881
(Cost $93,573,931)		103,171,585
Hong Kong 0.5%
Shimao Group Holdings Ltd. (Cost $2,167,386)	2,739,000	2,030,735
India 14.6%
Axis Bank Ltd.*	277,906	2,901,949
Bharti Airtel Ltd.*	314,892	3,097,405
HDFC Bank Ltd. (ADR)	204,438	14,030,580
ICICI Bank Ltd.	570,035	6,136,840
Infosys Ltd. (ADR)	409,117	9,642,888
Larsen & Toubro Ltd.	209,319	5,409,604
Maruti Suzuki India Ltd.	10,439	1,210,018
Reliance Industries Ltd.	188,817	6,069,812
Reliance Industries Ltd. 144A (GDR)	100,983	6,437,666
UltraTech Cement Ltd.	8,316	810,021
(Cost $42,154,353)		55,746,783
Indonesia 3.1%
PT Bank Central Asia Tbk	9,905,000	5,269,265

PT Bank Rakyat Indonesia Persero Tbk	17,503,981	4,988,088
PT Elang Mahkota Teknologi Tbk*	14,584,700	1,835,895
(Cost $12,257,926)		12,093,248
Korea 10.5%
Hyundai Motor Co.	13,924	2,244,467
KB Financial Group, Inc.	103,749	5,161,973
LG Household & Health Care Ltd.	2,852	2,326,619
NAVER Corp.	7,436	1,955,799
Samsung Electronics Co., Ltd.	243,952	15,173,515
Samsung Fire & Marine Insurance Co., Ltd.	12,812	2,132,156
Samsung SDI Co., Ltd.	3,990	1,979,815
SK Hynix, Inc.	55,665	5,819,137
SKC Co., Ltd.	29,569	3,567,827
(Cost $32,343,384)		40,361,308
Mexico 4.5%
Cemex SAB de CV (ADR)*	1,112,654	6,809,442
Fomento Economico Mexicano SAB de CV (ADR)	116,566	8,768,095
Gruma SAB de CV "B"	61,238	800,862
Grupo Financiero Inbursa SAB de CV "O"*	505,109	732,393
(Cost $20,371,998)		17,110,792
Russia 2.7%
Gazprom PJSC (ADR) (a)	724,861	6,270,048
LUKOIL PJSC (ADR)	23,507	2,089,067
Novatek PJSC (GDR) REG S	9,272	1,946,193
(Cost $9,888,112)		10,305,308
Singapore 1.3%
Sea Ltd. (ADR)* (Cost $7,190,077)	33,550	5,042,900
South Africa 1.0%
FirstRand Ltd. (Cost $4,390,428)	915,114	3,692,381
Taiwan 15.7%
Formosa Plastics Corp.	1,047,000	3,985,023
Fubon Financial Holding Co., Ltd.	2,182,400	5,995,154
Hon Hai Precision Industry Co., Ltd.	608,000	2,235,218
Taiwan Semiconductor Manufacturing Co., Ltd.	1,208,803	27,786,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	121,281	14,872,689
United Microelectronics Corp.	2,475,000	5,151,967
(Cost $40,300,880)		60,026,262
Total Equity Securities (Cost $288,226,818)		338,156,191

Exchange-Traded Funds 2.1%
iShares FTSE China A50 ETF (Cost$6,698,018)	3,529,000	7,852,972

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $7,046,017)	7,046,017	7,046,017

Cash Equivalents 6.7%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $25,724,406)	25,724,406	25,724,406

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $327,695,259)	99.1	378,779,586
Other Assets and Liabilities, Net	0.9	3,609,366
Net Assets	100.0	382,388,952
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
21,422,090	—	14,376,073 (d)	—	—	59,353	—	7,046,017	7,046,017
Cash Equivalents 6.7%
DWS Central Cash Management Government Fund, 0.05% (b)
2,470,217	91,560,210	68,306,021	—	—	2,161	—	25,724,406	25,724,406
23,892,307	91,560,210	82,682,094	—	—	61,514	—	32,770,423	32,770,423
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $6,349,777, which is 1.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund's current prospectus.

At January 31, 2022 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	86,235,942	25%
Financials	75,533,438	22%
Communication Services	47,461,914	14%
Consumer Discretionary	46,199,628	14%
Energy	31,840,722	9%
Materials	29,538,807	9%
Consumer Staples	11,895,576	4%
Industrials	5,409,604	2%
Real Estate	4,040,560	1%
Total	338,156,191	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$24,027,972	$—	$—	$24,027,972
Chile	—	4,546,917	—	4,546,917
China	28,856,694	74,314,891	—	103,171,585
Hong Kong	—	2,030,735	—	2,030,735
India	30,111,134	25,635,649	—	55,746,783
Indonesia	—	12,093,248	—	12,093,248
Korea	—	40,361,308	—	40,361,308
Mexico	17,110,792	—	—	17,110,792
Russia	10,305,308	—	—	10,305,308
Singapore	5,042,900	—	—	5,042,900
South Africa	—	3,692,381	—	3,692,381
Taiwan	14,872,689	45,153,573	—	60,026,262
Exchange-Traded Funds	—	7,852,972	—	7,852,972
Short-Term Investments (a)	32,770,423	—	—	32,770,423
Total	$163,097,912	$215,681,674	$—	$378,779,586
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH1
R-080548-1 (1/23)